Amber N. Preston

1500 Woodmen Tower
1700 Farnam St
Omaha, NE 68102-2068
Tel: 402.344.0500
Fax: 402.344.0588
Direct: 402.636.8248
apreston@bairdholm.com
www.bairdholm.com

May 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Woodmen Variable Annuity Account (the “Registrant”)
File Nos.	333-101231 and 811-21254

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Act”), this correspondence certifies that the form of the Registrant’s Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the form of Prospectus and Statement of Additional Information dated May 1, 2011 filed electronically as Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-4 on April 22, 2011.  Therefore, this certification is made under Rule 497(j) in lieu of filing the forms of Prospectus and Statement of Additional Information under Rule 497(b) or (c).

If you have any questions or require further information, do not hesitate to contact the undersigned at (402) 636-8248.

Very truly yours,

/s/ Amber N. Preston

Amber N. Preston
FOR THE FIRM

ANP/jrr